Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

5. Revenues

	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Revenues from Resolutions 440, 1, SEE 19, SGE Resolution 70/2018, and amendments	23,816,074	26,375,183	56,261,695
Sales under contracts	30,115,202	27,766,903	15,105,173
Steam sales	1,715,963	1,607,183	893,170
Resale of gas transport and distribution capacity	307,995	595,979	588,289
Revenues from CVO thermal plant management	1,124,105	1,175,831	1,048,505
	57,079,339	57,521,079	73,896,832